Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Reclassification adjustments to net investment losses, tax benefit	$ 8	$ 2